Operating Context (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Balance Sheet of Cemig Telecom Used for the Merger

The balance sheet of Cemig Telecom used for the merger, as of March 31, 2018, is as follows:

Mar. 31, 2018
Asset
Current	25
Non-current
Non-current assets	15
Investments – Equity method	17
Property, plant and equipment	272
Intangible assets	12

316

Total assets	341

Mar. 31, 2018
Liabilities
Current	34
Non-current	55
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—
—
—
Equity	252

Total liabilities and equity	341